RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of directors and key management compensation

			For the year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Management salaries and consulting fees	$544,352	$559,591	$12,206
Share-based compensation	472,236	136,148	—
Directors’ fees	72,863	44,380	—
	$1,089,451	$740,119	$12,206